Annual Total Returns	12 Months Ended
Dec. 31, 2025
Twin Oak Short Horizon Absolute Return ETF | Twin Oak Short Horizon Absolute Return ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.23%